FINANCIAL INSTRUMENTS - Risk Management (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Mark-to-market swaps valuation:
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (775,000)	[1]	$ 0	[1]	$ 0	[1]
Unrealized net loss on qualifying cash flow hedging instruments	2,394,000		8,989,000		5,039,000
Foreign Currency Transaction Gain, before Tax	2,300,000		1,600,000
Foreign Currency Transaction Loss, before Tax					(1,200,000)
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	7,084,000		(5,602,000)		182,000
Foreign exchange contract
Mark-to-market swaps valuation:
Mark-to-market adjustment on derivatives	(4,839,000)		7,204,000		(1,417,000)
Interest rate swap
Mark-to-market swaps valuation:
Notional value	1,224,800,000		759,590,000
Derivative, Lower Fixed Interest Rate Range	0.92%		0.92%
Derivative, Higher Fixed Interest Rate Range	6.49%		6.49%
Derivative, notional amount, new	422,500,000
Derivative, notional amount, assumed on business combination	50,000,000
Derivative, notional amount, maturing in the year	100,000,000
Interest rate swap | Designated as Hedging Instrument [Member] | Cash flow hedging
Mark-to-market swaps valuation:
Amount of gain/(loss) recognized in OCI on derivative (effective portion)	5,515,000		1,113,000		934,000
Unrealized net loss on qualifying cash flow hedging instruments	1,600,000
Interest rate swap | Designated as Hedging Instrument [Member] | Cash flow hedging | Other financial Items, net
Mark-to-market swaps valuation:
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	775,000		0		0
Ineffective Portion	1,015,000		(409,000)		(412,000)
Interest rate swap | Norway, Krone | United States of America, Dollars
Mark-to-market swaps valuation:
Notional value	227,193,000	[2]
Interest rate swap | Minimum [Member]
Mark-to-market swaps valuation:
Derivative, Maturity Date	Apr. 14, 2014		Nov. 30, 2013
Interest rate swap | Minimum [Member] | Designated as Hedging Instrument [Member] | Cash flow hedging
Mark-to-market swaps valuation:
Derivative, Maturity Date	Jun. 01, 2014
Interest rate swap | Maximum [Member]
Mark-to-market swaps valuation:
Derivative, Maturity Date	Oct. 01, 2020		Dec. 31, 2018
Interest rate swap | Maximum [Member] | Designated as Hedging Instrument [Member] | Cash flow hedging
Mark-to-market swaps valuation:
Derivative, Maturity Date	Mar. 31, 2018
Currency Swap [Member] | Norway, Krone
Mark-to-market swaps valuation:
Derivative, Maturity Date	Dec. 31, 2017	[2]
Derivative, Average Forward Exchange Rate	5.722	[2]
Currency Swap [Member] | United Kingdom, Pounds
Mark-to-market swaps valuation:
Derivative, Maturity Date			Dec. 31, 2032
Derivative, Average Forward Exchange Rate			1.838
Currency Swap [Member] | United Kingdom, Pounds | Norwegian Kroner [Member]
Mark-to-market swaps valuation:
Notional value			58,100,000
Currency Swap [Member] | United Kingdom, Pounds | United States of America, Dollars
Mark-to-market swaps valuation:
Notional value			106,800,000
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Cash flow hedging
Mark-to-market swaps valuation:
Amount of gain/(loss) recognized in OCI on derivative (effective portion)	1,080,000		(5,063,000)		0
Unrealized loss on interest rate swap derivatives	(4,000,000)
Cross Currency Interest Rate Contract [Member] | Norway, Krone
Mark-to-market swaps valuation:
Derivative, Maturity Date	Oct. 31, 2017
Cross Currency Interest Rate Contract [Member] | Norway, Krone | United States of America, Dollars
Mark-to-market swaps valuation:
Notional value	$ 227,193,000

[1]	Amounts reclassified from accumulated other comprehensive income (loss) to 'Other financial items, net' on the consolidated and combined carve-out statements of operations relate to gains on cash flow hedges in respect of interest rate swaps.
[2]	This pertains to the cross currency interest rate swap described below.